Cover	Jun. 10, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2025
Entity File Number	001-41293
Entity Registrant Name	Aspire Biopharma Holdings, Inc.
Entity Central Index Key	0001847345
Entity Tax Identification Number	33-3467744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	194 Candelaro Drive
Entity Address, Address Line Two	#233
Entity Address, City or Town	Humacao
Entity Address, Country	PR
Entity Address, Postal Zip Code	00791
City Area Code	(415)
Local Phone Number	592-7399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ASBP
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock
Trading Symbol	ASBPW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	PowerUp Acquisition Corp.
Entity Address, Address Line Two	188 Grand Street
Entity Address, Address Line Three	Unit #195
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013